Other Real Estate Owned (OREO) - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Real Estate Properties [Line Items]
Expenses applicable to OREO, other than the valuation allowance	$ 218	$ 421	$ 769